Document and Entity Information	Sep. 24, 2026
Cover [Abstract]
Entity Registrant Name	Sabre Corp
Amendment Flag	false
Entity Central Index Key	0001597033
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36422
Entity Tax Identification Number	20-8647322
Entity Address, Address Line One	3150 Sabre Drive
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	(682)
Local Phone Number	605-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	SABR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false